Selected Statements of Income Data (Tables)	12 Months Ended
Mar. 31, 2015
Text Block [Abstract]
Schedule of Selected Statements of Income Data

	Years ended March 31,
	2015	2014	2013
Sales by location of customers :
U.S.A.	$777,191	$669,481	$587,851
Canada	55,452	56,718	52,452
Israel	22,157	22,917	19,929
Other	8,144	10,169	10,722

	$862,944	$759,285	$670,954

Selling, marketing, general and administrative expenses:
Selling and marketing	$44,617	$46,343	$43,938
Advertising	8,370	9,787	7,213
General and administrative *	34,657	35,603	35,287
Settlements and loss contingencies	(4,200)	2,590	33,300

	$83,444	$94,323	$119,738

* Including provision for doubtful accounts	$16	$25	$4

Financial (income) expenses:
Interest and exchange differences on long-term liabilities	$928	$1,515	$2,512
Income in respect of deposits	(10,605)	(6,683)	(4,026)
Expenses in respect of short-term credit	—	1	—
Foreign currency transaction losses	(41,634)	(7,118)	(2,417)

	$(51,311)	$(12,285)	$(3,931)